Finance Expense (Income), Net - Schedule of Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Expenses [Abstract]
Fees and interest expense	$ 39	$ 41	$ 56
Loss from exchange rate differences, net		11	13
Issuance expenses (see note 9D)	943	406	2,126
Other		25
Total finance expenses	$ 982	$ 483	$ 2,195